[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]


                                                              May 31, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: Claymore/Guggenheim Strategic Opportunities Fund N-2 Filing
         ---------------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Claymore Strategic Opportunities Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2 (the "Registration Statement").

         A fee of $107.70 to cover the registration fee under the Securities Act has been previously paid.

         If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0570.



Very truly yours,

                                           /s/ Thomas A. Hale
                                           --------------------------
                                           Thomas A. Hale

Enclosure